Operating Segments - Additional Information (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022 customer	Mar. 31, 2021 customer
Segment Reporting Information [Line Items]
Number of segment	1
Number of Customers		1	1
Customer Concentration Risk | Sales Revenue Net | Customer One
Segment Reporting Information [Line Items]
Percentage of consolidated revenue		0.1026%	0.1486%